Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization
Table 10.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 10.1: Intangible Assets

	December 31, 2017			December 31, 2016
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$3,876	(2,452)	1,424	3,595	(2,189)	1,406
Core deposit intangibles	12,834	(12,065)	769	12,834	(11,214)	1,620
Customer relationship and other intangibles	3,994	(3,153)	841	3,928	(2,839)	1,089
Total amortized intangible assets	$20,704	(17,670)	3,034	20,357	(16,242)	4,115
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$13,625			12,959
Goodwill	26,587			26,693
Trademark	14			14

(1)	Excludes fully amortized intangible assets.

(2)	See Note 9 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 10.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2017. Future amortization expense may vary from these projections.

Table 10.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Core deposit intangibles	Customer relationship and other intangibles (1)	Total
Year ended December 31, 2017 (actual)	$263	851	314	1,428
Estimate for year ended December 31,
2018	$255	769	299	1,323
2019	223	—	116	339
2020	200	—	96	296
2021	172	—	82	254
2022	152	—	68	220

(1)	The year ended December 31, 2017 balance includes $13 million for lease intangible amortization.

Allocation of Goodwill to Operating Segments
Table 10.3 shows the allocation of goodwill to our reportable operating segments.

Table 10.3: Goodwill

(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Consolidated Company
December 31, 2015	$16,849	7,475	1,205	25,529
Reduction in goodwill related to divested businesses and other	—	(88)	(2)	(90)
Goodwill from business combinations	—	1,198	56	1,254
December 31, 2016	$16,849	8,585	1,259	26,693
Reclassification of goodwill held for sale to Other Assets (1)	—	(13)	—	(13)
Reduction in goodwill related to divested businesses and other	—	(117)	—	(117)
Goodwill from business combinations	—	—	24	24
December 31, 2017 (1)	$16,849	8,455	1,283	26,587

(1)
Goodwill reclassified to held-for-sale in other assets of $13 million for the year ended December 31, 2017, relates to the sales agreement for Wells Fargo Shareowner Services. No goodwill was classified as held-for-sale in other assets at December 31, 2016 and 2015.